Employee Benefit Plans - Net liability for severance payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Employee Benefit Plans
Liability for severance payments	$ 7,997	$ 7,248
Deposit	(308)	(343)
Net liability for severance payments	$ 7,689	$ 6,905